Filed under Rule 497(e)

Registration No. 002-83631

VALIC Company I

Dividend Value Fund

(the “Fund”)

Supplement dated April 20, 2017, to the Fund’s

Prospectus dated October 1, 2016, as supplemented and amended to date

Effective immediately, all reference to David J. Cassesse, with BlackRock Investment Management, LLC (“BlackRock”), a sub-adviser to the Fund, is hereby deleted. In addition, the following changes to the Prospectus are effective on August 31, 2017:

All reference to Robert Shearer is hereby deleted. In the section entitled “Fund Summary: Dividend Value Fund – Investment Adviser,” the table under the heading “Portfolio Managers” with respect to BlackRock is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title

Tony DeSpirito	2014	Managing Director and Portfolio Manager
David Zhao	2017	Managing Director and Portfolio Manager
Franco Tapia	2017	Managing Director and Portfolio Manager

In the section entitled “Management – Investment Sub-Advisers,” the third paragraph on page 130 of the Prospectus with respect to the Fund is deleted in its entirety and replaced with the following:

A portion of the assets of the Dividend Value Fund is managed by a team of BlackRock portfolio managers comprised of Tony DeSpirito, David Zhao and Franco Tapia. Mr. DeSpirito is a Managing Director and portfolio manager at BlackRock. Prior to joining BlackRock in 2014, he was Managing Principal, a portfolio manager and member of the Executive Committee of Pzena Investment Management for 5 years. Mr. Zhao is a Managing Director and portfolio manager at BlackRock. Prior to joining BlackRock in 2016, he was Global Equity Senior Research Analyst and Principal at Pzena Investment Management for 11 years. Mr. Tapia is a Managing Director and portfolio manager at BlackRock. Prior to joining BlackRock in 2016, he was Global Equity Senior Research Analyst and Principal at Pzena Investment Management for 11 years.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Filed under Rule 497(e)

Registration No. 002-83631

VALIC Company I

Dividend Value Fund

(the “Fund”)

Supplement dated April 20, 2017, to the Fund’s

Statement of Additional Information (“SAI”) dated October 1, 2016

Effective immediately, all reference to David J. Cassesse, with BlackRock Investment Management, LLC (“BlackRock”), a sub-adviser to the Fund, is hereby deleted. Effective on August 31, 2017, with respect to BlackRock, all reference to Robert Shearer is deleted. In addition, effective on August 31, 2017, with respect to BlackRock, David Zhao and Franco Tapia are added as portfolio managers of the Fund.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.